REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2016
REDEEMABLE NON-CONTROLLING INTERESTS [Abstract]
Schedule of change in the carrying amount of redeemable non-controlling interests
	For the year ended December 31
	2015	2016
	RMB	RMB
Beginning Balance	1,435,585,290	1,607,925,732
Accretion to redemption value of redeemable non-controlling interests	172,340,442	159,477,930
Disposition of Jiangxi Jinko Engineering	-	(1,767,403,662)
Ending Balance	1,607,925,732	-